Summary of Business and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of a straight-line basis over the estimated useful lives
Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of exchange rates
	December 31, 2022	December 31, 2021
Period end exchange rate	US$1.00 to RMB 6.8972	US$1.00 to RMB 6.9894
Six months average exchange rate	US$1.00 to RMB 6.3726	US$1.00 to RMB 6.4234

	June 30, 2022	June 30, 2021
Year end exchange rate	US$1.00 to RMB 6.6981	US$1.00 to RMB 6.4566
Year average exchange rate	US$1.00 to RMB 6.4477	US$1.00 to RMB 6.6217